CONSOLIDATED FINANCIAL STATEMENT DETAILS - Other operating expense (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2021	Dec. 31, 2020
Disclosure:
Other operating expense		$ 294.6	$ 186.5
Other Expenses, environmental and other operating expenses for non-operating mining sites		69.1	46.0
Other Expenses, temporary suspensions of milling operations and mill repair	$ 8.3	59.2
Other Expenses, stabilizing the north wall at Round Mountain		50.1
Other Expenses, associated with the COVID-19 pandemic		$ 34.8	$ 64.1